                                Kathleen M. Hayes                                    One Market, Spear Tower
Senior Copunsel                                           Suite ..2400
Law Department                                           San Francisco, CA 94105

                      415.817.8204
                      Fax: 415.817.8225

February 22, 2008

VIA DIRECT TRANSMISSION

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

Re:           PG&E Corporation (File No. 1-12609)
Annual Report on Form 10-K

Ladies and Gentlemen:

Pursuant to Section 13 of the Securities Exchange Act of 1934 and Item 101 of Regulation S-T, we transmit to you for filing an electronic submission of PG&E Corporation’s Annual Report on Form 10-K with Exhibits for the year ended December 31, 2007.

In response to Form 10-K General Instructions Rule D (3), we advise the Commission that, since January 1, 2007, PG&E Corporation adopted new accounting standards related to accounting for uncertainty in income taxes.  Other than as noted, PG&E Corporation has not adopted any change from the preceding year in any accounting principles or practices or in the method of applying any such principles or practices.

If you have any questions regarding this report, we would appreciate your calling the undersigned collect at (415) 817-8204.

Sincerely,

KATHLEEN HAYES

Kathleen Hayes

cc:           Deloitte & Touche LLP  (10 conf. 10-K & 1 conf. Exhibit)